Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL WORLD FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec. 27, 2017
Supplement [Text Block]	pwfi1_SupplementTextBlock
Prudential World Fund, Inc.
PGIM Jennison Global Opportunities Fund

Supplement dated June 22, 2018 to the Currently Effective Summary Prospectus and Prospectus

Effective as of July 1, 2018, the Fund’s existing contractual cap on Fund expenses will be enhanced. To reflect these changes, the Fund’s Summary Prospectus and Prospectus is hereby revised as follows, effective as of July 1, 2018:

1.	In the Summary Prospectus and Prospectus, in the section entitled Fund Summary—Fund Fees and Expenses, the Annual Fund Operating Expenses table is deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Z	Class R6(1)
Management fees	0.83%	0.83%	0.83%	0.83%
+ Distribution and service (12b-1) fees	0.30	1.00	None	None
+ Other expenses(2)	0.15	0.13	0.10	0.06
= Total annual Fund operating expenses	1.28	1.96	0.93	0.89
– Fee waiver and/or expense reimbursement	(0.20)	(0.04)	(0.04)	(0.05)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(3)(4)	1.08%	1.92%	0.89%	0.84%

(1) Formerly known as Class Q.

(2) Expense information in the table has been restated to reflect current fees.

(3) PGIM Investments LLC (PGIM Investments) has contractually agreed, through February 29, 2020, to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), interest, acquired fund fees and expenses, brokerage, extraordinary expenses and certain other expenses, such as dividend, broker charges and interest expense on short sales) of each class of shares to 0.84% of the Fund’s average daily net assets. Additionally, PGIM Investments has contractually agreed, through February 29, 2020, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.08% of average daily net assets for Class A shares. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class.  In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to February 29, 2020 without the prior approval of the Fund’s Board of Directors.

(4) The distributor of the Fund has contractually agreed through February 28, 2019 to limit the Fund’s Class A distribution and service (12b-1) fees to 0.25% of the Fund’s Class A average daily net assets. This waiver may not be terminated prior to February 28, 2019 without the approval of the Fund’s Board of Directors.

2.	In the Summary Prospectus and Prospectus, in the section entitled Fund Summary—Fund Fees and Expenses, the Example is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$654	$915	$1,196	$1,994	$654	$915	$1,196	$1,994
Class C	295	611	1,054	2,282	195	611	1,054	2,282
Class Z	91	292	511	1,139	91	292	511	1,139
Class R6	86	279	488	1,091	86	279	488	1,091

PGIM Jennison Global Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pwfi1_SupplementTextBlock
Prudential World Fund, Inc.
PGIM Jennison Global Opportunities Fund

Supplement dated June 22, 2018 to the Currently Effective Summary Prospectus and Prospectus

Effective as of July 1, 2018, the Fund’s existing contractual cap on Fund expenses will be enhanced. To reflect these changes, the Fund’s Summary Prospectus and Prospectus is hereby revised as follows, effective as of July 1, 2018:

1.	In the Summary Prospectus and Prospectus, in the section entitled Fund Summary—Fund Fees and Expenses, the Annual Fund Operating Expenses table is deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Z	Class R6(1)
Management fees	0.83%	0.83%	0.83%	0.83%
+ Distribution and service (12b-1) fees	0.30	1.00	None	None
+ Other expenses(2)	0.15	0.13	0.10	0.06
= Total annual Fund operating expenses	1.28	1.96	0.93	0.89
– Fee waiver and/or expense reimbursement	(0.20)	(0.04)	(0.04)	(0.05)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(3)(4)	1.08%	1.92%	0.89%	0.84%

(1) Formerly known as Class Q.

(2) Expense information in the table has been restated to reflect current fees.

(3) PGIM Investments LLC (PGIM Investments) has contractually agreed, through February 29, 2020, to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), interest, acquired fund fees and expenses, brokerage, extraordinary expenses and certain other expenses, such as dividend, broker charges and interest expense on short sales) of each class of shares to 0.84% of the Fund’s average daily net assets. Additionally, PGIM Investments has contractually agreed, through February 29, 2020, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.08% of average daily net assets for Class A shares. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class.  In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to February 29, 2020 without the prior approval of the Fund’s Board of Directors.

(4) The distributor of the Fund has contractually agreed through February 28, 2019 to limit the Fund’s Class A distribution and service (12b-1) fees to 0.25% of the Fund’s Class A average daily net assets. This waiver may not be terminated prior to February 28, 2019 without the approval of the Fund’s Board of Directors.

2.	In the Summary Prospectus and Prospectus, in the section entitled Fund Summary—Fund Fees and Expenses, the Example is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$654	$915	$1,196	$1,994	$654	$915	$1,196	$1,994
Class C	295	611	1,054	2,282	195	611	1,054	2,282
Class Z	91	292	511	1,139	91	292	511	1,139
Class R6	86	279	488	1,091	86	279	488	1,091

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2020 February 28, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
PGIM Jennison Global Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.83%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.15%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.28%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.08%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 654
3 Years	rr_ExpenseExampleYear03	915
5 Years	rr_ExpenseExampleYear05	1,196
10 Years	rr_ExpenseExampleYear10	1,994
1 Year	rr_ExpenseExampleNoRedemptionYear01	654
3 Years	rr_ExpenseExampleNoRedemptionYear03	915
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,196
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,994
PGIM Jennison Global Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.83%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.13%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.96%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.92%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 295
3 Years	rr_ExpenseExampleYear03	611
5 Years	rr_ExpenseExampleYear05	1,054
10 Years	rr_ExpenseExampleYear10	2,282
1 Year	rr_ExpenseExampleNoRedemptionYear01	195
3 Years	rr_ExpenseExampleNoRedemptionYear03	611
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,054
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,282
PGIM Jennison Global Opportunities Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.83%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.10%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.93%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.89%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 91
3 Years	rr_ExpenseExampleYear03	292
5 Years	rr_ExpenseExampleYear05	511
10 Years	rr_ExpenseExampleYear10	1,139
1 Year	rr_ExpenseExampleNoRedemptionYear01	91
3 Years	rr_ExpenseExampleNoRedemptionYear03	292
5 Years	rr_ExpenseExampleNoRedemptionYear05	511
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,139
PGIM Jennison Global Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.83%	[4]
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
+ Other expenses	rr_OtherExpensesOverAssets	0.06%	[1],[4]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.89%	[4]
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[4]
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.84%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 86
3 Years	rr_ExpenseExampleYear03	279
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	1,091
1 Year	rr_ExpenseExampleNoRedemptionYear01	86
3 Years	rr_ExpenseExampleNoRedemptionYear03	279
5 Years	rr_ExpenseExampleNoRedemptionYear05	488
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,091

[1]	Expense information in the table has been restated to reflect current fees.
[2]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through February 29, 2020, to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), interest, acquired fund fees and expenses, brokerage, extraordinary expenses and certain other expenses, such as dividend, broker charges and interest expense on short sales) of each class of shares to 0.84% of the Fund's average daily net assets. Additionally, PGIM Investments has contractually agreed, through February 29, 2020, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.08% of average daily net assets for Class A shares. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to February 29, 2020 without the prior approval of the Fund's Board of Directors.
[3]	The distributor of the Fund has contractually agreed through February 28, 2019 to limit the Fund’s Class A distribution and service (12b-1) fees to 0.25% of the Fund’s Class A average daily net assets. This waiver may not be terminated prior to February 28, 2019 without the approval of the Fund’s Board of Directors.
[4]	Formerly known as Class Q.